Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Inventories by category

	December 31,
	2018	2017 (1)
	(€ in thousands)
Raw materials and merchandise	4,628	2,737
Work in progress	5,436	6,522
Total	10,064	9,259

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.